Unearned revenue	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Unearned revenue

12. Unearned revenue:

As of June 30, 2025 and 2024, the Company’s unearned revenue consists of payments received for EPC services projects not started yet.

	June 30, 2025	June 30, 2024
Beginning of the year	$4,600	$1,151
Revenue recognized for prior year	(4,600)	(16)
Advance payments	5,607	3,445
Foreign currency impact	91	20
End of the year	$5,698	$4,600

The Company expects to recognize this revenue as the related performance obligations are satisfied, substantially during the fiscal year ending June 30, 2026.